Intangible Assets and Deferred Costs - Schedule of Intangible Assets and Deferred Costs (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Cost:
Product and distribution rights, cost	$ 77,433	$ 78,366
Deferred charges in respect of debentures from institutional investors, cost	193	193
Other deferred costs, cost	1,541	1,568
Intangible assets and deferred costs, cost	79,167	80,127
Accumulated amortization and impairment charges:
Product and distribution rights, accumulated amortization	64,229	61,752
Deferred charges in respect of debentures from institutional investors, accumulated amortization	192	191
Other deferred costs, accumulated amortization	1,542	1,542
Intangible assets and deferred costs, accumulated amortization	65,963	63,485
Amortized cost	$ 13,204	$ 16,642